Operating Leases (Details) - Schedule of Operating Lease Liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Lease Liabilities [Abstract]
2024	$ 611
2025	466
2026	161
Total undiscounted lease payments	1,238
Less – imputed interest	(94)
Present value of lease liabilities	1,144	$ 1,539
Including amounts linked to the Israeli CPI of	$ 554